Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 ¥ / shares
Income Tax Expense [Line Items]
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Corporate income tax	20.00%	20.00%
Percentage of actual taxable amount	25.00%	25.00%
PRC statutory income tax rate	25.00%	25.00%
Effective Income Tax Rate Reconciliation, Tax Holiday, Amount	¥ 7,200,000		¥ 2,500,000
Basic earnings per ordinary share | ¥ / shares	¥ 0.12		¥ 0.1	¥ 0.05
Diluted earnings per ordinary share | ¥ / shares	¥ 0.11		¥ 0.09	¥ 0.05
Net operating loss carryforwards	¥ 40,166,989
Deferred tax assets net operating loss carryforwards	10,041,747		¥ 9,116,290
Cumulative amount of temporary difference in respect of investments PRC subsidiaries	¥ 2,878,680,731
Percentage of withholding income tax	10.00%
Amount of unrecognized deferred tax liabilities	¥ 287,868,073
PRC [Member]
Income Tax Expense [Line Items]
PRC statutory income tax rate	25.00%	25.00%
PRC statutory income tax rate	5.00%	5.00%
Basic earnings per ordinary share | ¥ / shares	¥ 0.005		¥ 0.002
Diluted earnings per ordinary share | ¥ / shares	¥ 0.005		¥ 0.002
Guangzhou Fanze Information Technology Co., Ltd. [Member]
Income Tax Expense [Line Items]
Reduction in the income tax rate | $		$ 50